Financial Information of Parent Company Statements of Change in Equity and Comprehensive Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Tp Corporation Limited	Nov. 30, 2010 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited	Dec. 31, 2009 Tp Corporation Limited	Nov. 30, 2011 VanceInfo Financial Service	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2009 Parent Company	Dec. 31, 2010 Parent Company Tp Corporation Limited	Dec. 31, 2009 Parent Company Tp Corporation Limited	Dec. 31, 2010 Parent Company VanceInfo Financial Service	Dec. 31, 2011 Ordinary share	Dec. 31, 2010 Ordinary share	Dec. 31, 2009 Ordinary share	Dec. 31, 2011 Ordinary share Parent Company	Dec. 31, 2010 Ordinary share Parent Company	Dec. 31, 2009 Ordinary share Parent Company	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company	Dec. 31, 2009 Additional paid-in capital Parent Company	Dec. 31, 2011 Treasury stock	Dec. 31, 2011 Treasury stock Parent Company	Dec. 31, 2011 Shares issuable in connection with business acquisitions	Dec. 31, 2010 Shares issuable in connection with business acquisitions	Dec. 31, 2009 Shares issuable in connection with business acquisitions	Dec. 31, 2010 Shares issuable in connection with business acquisitions Tp Corporation Limited	Dec. 31, 2009 Shares issuable in connection with business acquisitions Tp Corporation Limited	Dec. 31, 2011 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2009 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company Tp Corporation Limited	Dec. 31, 2009 Shares issuable in connection with business acquisitions Parent Company Tp Corporation Limited	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company VanceInfo Financial Service	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2009 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income Parent Company	Dec. 31, 2010 Accumulated other comprehensive income Parent Company	Dec. 31, 2009 Accumulated other comprehensive income Parent Company	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2009 Retained earnings	Dec. 31, 2011 Retained earnings Parent Company	Dec. 31, 2010 Retained earnings Parent Company	Dec. 31, 2009 Retained earnings Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)																				44,556,910	39,888,092	39,120,879	44,556,910	39,888,092	39,120,879
Beginning Balance						$ 296,167	$ 162,562	$ 131,503						$ 296,167	$ 162,562	$ 131,503				$ 45	$ 40	$ 39	$ 45	$ 40	$ 39	$ 208,431	$ 111,680	$ 101,184	$ 208,431	$ 111,680	$ 101,184			$ 3,594	$ 520	$ 1,527			$ 3,594	$ 520	$ 1,527				$ 8,836	$ 4,924	$ 4,863	$ 8,836	$ 4,924	$ 4,863	$ 71,783	$ 43,091	$ 22,574	$ 75,261	$ 45,398	$ 23,890
Issuance of ordinary shares in connection with business acquisitions (in shares)									55,944	26,442			44,642							158,053	26,442	422,213	158,053	26,442	422,213
Issuance of ordinary shares in connection with business acquisitions						1,849		562						1,849		562						1			1	5,443	520	2,088	5,443	520	2,088			(3,594)	(520)	(1,527)			(3,594)	(520)	(1,527)
Repurchase of ordinary shares (in shares)																				(2,394,573)		(2,800)	(2,394,573)		(2,800)
Shares issuable in connection with acquisition											1,978	520					1,978	520	1,616																		1,978	520				1,978	520	1,616
Repurchase of ordinary share						(34,791)		(13)						(34,791)		(13)												(13)			(13)	(34,791)	(34,791)
Ordinary shares returned from an employee (Note 20) (in shares)				(27,772)																	(27,772)			(27,772)
Ordinary shares returned from an employee (Note 20)				(537)			(537)								(537)												(537)			(537)
Issuance of ordinary shares upon share offering (in shares)	2,530,000				345,000																2,530,000	345,000		2,530,000	345,000
Issuance of ordinary shares upon share offering							89,226	2,648							89,226	2,648					3			3			89,223	2,648		89,223	2,648
Ordinary shares issued for share-based compensation (in shares)	1,000,000	1,089,064	51,084				2,140,148														2,140,148	2,800		2,140,148	2,800
Ordinary shares issued for share-based compensation						1,678	4,510	4,208						1,678	4,516	4,208					2			2		1,678	4,508	4,208	1,678	4,514	4,208
Share-based compensation						8,155	3,037	1,565						8,155	3,031	1,565										8,155	3,037	1,565	8,155	3,031	1,565
Unrealized gain (loss)on foreign currency exchange forward contract														(247)	(507)	145																																(247)	(507)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations						319	202	(36)						319	202	(36)																													319	202	(36)	319	202	(36)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)							494								494																															494			494
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87						(494)								(494)																															(494)			(494)
Foreign currency translation adjustment														8,615	3,723	(48)																																8,615	3,723	(48)
Net income						22,193	29,863	21,508						22,193	29,863	21,508																																			22,193	29,863	21,508	22,193	29,863	21,508
Ending Balance (in shares)																				42,320,390	44,556,910	39,888,092	42,320,390	44,556,910	39,888,092
Ending Balance						$ 303,444	$ 296,167	$ 162,562						$ 303,444	$ 296,167	$ 162,562				$ 45	$ 45	$ 40	$ 45	$ 45	$ 40	$ 223,707	$ 208,431	$ 111,680	$ 223,707	$ 208,431	$ 111,680	$ (34,791)	$ (34,791)		$ 3,594	$ 520				$ 3,594	$ 520				$ 17,029	$ 8,836	$ 4,924	$ 17,029	$ 8,836	$ 4,924	$ 91,081	$ 71,783	$ 43,091	$ 97,454	$ 75,261	$ 45,398